UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management LLP
Address:          3rd Floor, Nat West House
                  Le Truchot, St Peter Port
                  Guernsey, GY1 1WD


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Olver
Title:            Group Head of Compliance
Phone:            + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                  London, UK            May 17, 2010
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        83
                                                  ----------------------------

Form 13F Information Table Value Total:                     $196,225
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                     Quarter Ended March 31, 2010


-----------------------------------------------------------------------------------------------------------------------------------
                              CLASS                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                              -----                          ------   -------    ---  ----  ----------  -----     ------------------
NAME OF ISSUER                TITLE             CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
--------------                -----             -----      ---------  -------    ---  ----  ----------  -------- ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                     COM             021441100      729     30,000 SH       SOLE                   30,000
AMERICAN ELEC PWR INC           COM             025537101      299      8,738 SH       SOLE                    8,738
AMERICAN TOWER CORP             CL A            029912201    2,237     52,500 SH  PUT  SOLE                   52,500
AMERICAN TOWER CORP             CL A            029912201      198      4,642 SH       SOLE                    4,642
AUTODESK INC                    COM             052769106      259      8,822 SH       SOLE                    8,822
BARCLAYS BK PLC                 IPATH S&P ETN   06740C519    2,006     29,700 SH       SOLE                   29,700
BB&T CORP                       COM             054937107    1,620     50,000 SH  PUT  SOLE                   50,000
BIOGEN IDEC INC                 COM             09062X103      228      3,980 SH       SOLE                    3,980
CELGENE CORP                    COM             151020104      265      4,272 SH       SOLE                    4,272
CERNER CORP                     COM             156782104      628      7,400 SH       SOLE                    7,400
CIENA CORP                      COM NEW         171779309    1,526    100,000 SH  PUT  SOLE                  100,000
CIGNA CORP                      COM             125509109      458     12,525 SH       SOLE                   12,525
CITIGROUP INC                   COM             172967101    6,075  1,500,000 SH  PUT  SOLE                1,500,000
CME GROUP INC                   COM             12572Q105    2,529      8,000 SH       SOLE                    8,000
CONSTELLATION ENERGY GROUP I    COM             210371100      422     12,022 SH       SOLE                   12,022
COSTCO WHSL CORP NEW            COM             22160K105      928     15,544 SH       SOLE                   15,544
CSX CORP                        COM             126408103      239      4,700 SH       SOLE                    4,700
D R HORTON INC                  COM             23331A109    1,134     89,963 SH       SOLE                   89,963
DISNEY WALT CO                  COM DISNEY      254687106      150      4,300 SH       SOLE                    4,300
DOVER CORP                      COM             260003108      419      8,958 SH       SOLE                    8,958
DU PONT E I DE NEMOURS & CO     COM             263534109      425     11,400 SH       SOLE                   11,400
E M C CORP MASS                 COM             268648102      518     28,730 SH       SOLE                   28,730
EBAY INC                        COM             278642103      173      6,400 SH       SOLE                    6,400
ENERNOC INC                     COM             292764107      785     26,447 SH       SOLE                   26,447
EQUITY RESIDENTIAL              SH BEN INT      29476L107       57      1,445 SH       SOLE                    1,445
FEDEX CORP                      COM             31428X106    2,148     23,000 SH  PUT  SOLE                   23,000
FORD MTR CO DEL                 COM PAR $0.01   345370860    7,102    565,000 SH  PUT  SOLE                  565,000
FOSTER WHEELER AG               COM             H27178104      383     14,126 SH       SOLE                   14,126
GENERAL CABLE CORP DEL NEW      COM             369300108      413     15,300 SH       SOLE                   15,300
GILEAD SCIENCES INC             COM             375558103    1,537     33,792 SH       SOLE                   33,792
GSI COMMERCE INC                NOTE 2.500% 6/0 36238GAD4    4,490  4,000,000 PRN      SOLE                                    NONE
HALLIBURTON CO                  COM             406216101    2,295     76,183 SH       SOLE                   76,183
HEALTH CARE REIT INC            NOTE 4.750% 7/1 42217KAQ9   22,513 20,000,000 PRN      SOLE                                    NONE
HEINZ H J CO                    COM             423074103      552     12,100 SH       SOLE                   12,100
INFORMATICA CORP                NOTE 3.000% 3/1 45666QAB8    3,450  2,500,000 PRN      SOLE                                    NONE
INTL PAPER CO                   COM             460146103    3,269    132,829 SH       SOLE                  132,829
ISHARES TR INDEX                MSCI EMERG MKT  464287234   21,060    500,000 SH  PUT  SOLE                  500,000
JOHNSON CTLS INC                COM             478366107    1,320     40,000 SH  PUT  SOLE                   40,000
KOHLS CORP                      COM             500255104      566     10,332 SH       SOLE                   10,332
L-3 COMMUNICATIONS HLDGS INC    COM             502424104      308      3,357 SH       SOLE                    3,357
LAS VEGAS SANDS CORP            COM             517834107      740     35,000 SH  PUT  SOLE                   35,000
LILLY ELI & CO                  COM             532457108      781     21,560 SH       SOLE                   21,560
LINEAR TECHNOLOGY CORP          COM             535678106      409     14,481 SH       SOLE                   14,481
LOEWS CORP                      COM             540424108      389     10,427 SH       SOLE                   10,427
LOUISIANA PAC CORP              COM             546347105    3,706    409,500 SH       SOLE                  409,500
LOWES COS INC                   COM             548661107    1,011     41,711 SH       SOLE                   41,711
MEDTRONIC INC                   COM             585055106    1,552     34,461 SH       SOLE                   34,461
MGIC INVT CORP WIS              COM             552848103    1,097    100,000 SH       SOLE                  100,000
MIRANT CORP NEW                 COM             60467R100      543     50,000 SH  PUT  SOLE                   50,000
MOLECULAR INSIGHT PHARM INC COM COM             60852M104       32     24,671 SH       SOLE                   24,671
MONSANTO CO NEW                 COM             61166W101      587      8,219 SH       SOLE                    8,219
MOSAIC CO                       COM             61945A107    1,215     20,000 SH  PUT  SOLE                   20,000
MOTOROLA INC                    COM             620076109      972    138,500 SH       SOLE                  138,500
NATIONAL OILWELL VARCO INC      COM             637071101    1,069     26,338 SH       SOLE                   26,338
NVIDIA CORP                     COM             67066G104    1,192     68,529 SH       SOLE                   68,529
PACCAR INC                      COM             693718108    1,885     43,500 SH  PUT  SOLE                   43,500
PARKER DRILLING CO              COM             701081101      493    100,000 SH       SOLE                  100,000
PAYCHEX INC                     COM             704326107    1,843     60,000 SH  PUT  SOLE                   60,000
PPL CORP                        COM             69351T106      506     18,272 SH       SOLE                   18,272
PUBLIC SVC ENTERPRISE GROUP     COM             744573106      272      9,215 SH       SOLE                    9,215
ROYAL CARIBBEAN CRUISES LTD     COM             V7780T103      990     30,000 SH  PUT  SOLE                   30,000
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605    2,393    150,000 SH  PUT  SOLE                  150,000
SELECT SECTOR SPDR TR           SBI CONS DISCR  81369Y407    7,717    235,000 SH  PUT  SOLE                  235,000
SELECT SECTOR SPDR TR           SBI INT-INDS    81369Y704    9,060    290,000 SH  PUT  SOLE                  290,000
SOUTHWEST AIRLS CO              COM             844741108    1,851    140,000 SH  PUT  SOLE                  140,000
SPDR S&P 500 ETF TR             UNIT SER 1 S&P  78462F103    4,680     40,000 SH  PUT  SOLE                   40,000
SPDR SERIES TRUST               KBW REGN BK ETF 78464A698    5,768    220,000 SH  PUT  SOLE                  220,000
STATE STR CORP                  COM             857477103      880     19,488 SH       SOLE                   19,488
SUNOCO INC                      COM             86764P109      359     12,091 SH       SOLE                   12,091
THOMPSON CREEK METALS CO INC    COM             884768102      392     29,000 SH       SOLE                   29,000
THOMPSON CREEK METALS CO INC    COM             884768102    1,353    100,000 SH  PUT  SOLE                  100,000
THOMPSON CREEK METALS CO INC    COM             884768102    1,353    100,000 SH  CALL SOLE                  100,000
TIFFANY & CO NEW                COM             886547108      507     10,670 SH       SOLE                   10,670
TIME WARNER INC                 COM NEW         887317303      131      4,200 SH       SOLE                    4,200
TRW AUTOMOTIVE HLDGS CORP       COM             87264S106    6,628    231,900 SH  PUT  SOLE                  231,900
U S G CORP                      COM NEW         903293405    1,716    100,000 SH  PUT  SOLE                  100,000
UNITED STATES STL CORP NEW      NOTE 4.000% 5/1 912909AE8    6,342  3,000,000 PRN      SOLE                                    NONE
UNITED THERAPEUTICS CORP DEL    NOTE 0.500%10/1 91307CAD4    4,537  3,000,000 PRN      SOLE                                    NONE
VALERO ENERGY CORP NEW          COM             91913Y100    1,521     77,189 SH       SOLE                   77,189
VERISIGN INC                    COM             92343E102      276     10,600 SH       SOLE                   10,600
VERIZON COMMUNICATIONS INC      COM             92343V104      357     11,524 SH       SOLE                   11,524
WELLS FARGO & CO NEW            COM             949746101    2,735     87,900 SH       SOLE                   87,900
WELLS FARGO & CO NEW            COM             949746101   18,672    600,000 SH  PUT  SOLE                  600,000